UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Institutional Investment Manager Filing this Report:

Name:		Craig O. Bailey, Jr.
		Westbourne Capital Management, LLC

Address:	1801 Avenue of the Stars
		Suite 1201
		Los Angeles, CA 90067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Nicole H. Garcia
Title:	Operations Manger
Phone:	310-284-7800
Signature, Place, and Date of Signing:

Nicole H. Garcia	Los Angeles, California	March 9, 2000

13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$122,605,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corporation               COM              885535104      569 12100.00 SH       SOLE                 12100.00
Abbott Laboratories            COM              002824100     1054 29020.00 SH       SOLE                 29020.00
American Express               COM              025816109      393  2362.00 SH       SOLE                  2362.00
American International Group   COM              026874107      855  7908.00 SH       SOLE                  7908.00
American Superconductor        COM              030111108      560 20000.00 SH       SOLE                 20000.00
BP Amoco PLC                   COM              055622104      278  4692.00 SH       SOLE                  4692.00
Bed, Bath & Beyond             COM              075896100      521 15000.00 SH       SOLE                 15000.00
Berkshire Hathaway B           COM              084670207     1667   911.00 SH       SOLE                   911.00
Bristol Myers Squibb           COM              110122108      408  6350.00 SH       SOLE                  6350.00
Chevron Corp                   COM              166751107      689  7952.00 SH       SOLE                  7952.00
Cisco Systems Inc              COM              17275R102     8911 83181.00 SH       SOLE                 83181.00
Citigroup                      COM              173034109     2381 42749.00 SH       SOLE                 42749.00
Computer Sciences              COM              205363104     1262 13341.00 SH       SOLE                 13341.00
Copper Mountain Networks       COM              217510106     5220 107086.00SH       SOLE                107086.00
Covergys Corp                  COM              212485106     1537 50000.00 SH       SOLE                 50000.00
Double Click                   COM              258609304     5980 23632.00 SH       SOLE                 23632.00
Exxon Mobil Corp.              COM              30231G102     2089 25935.00 SH       SOLE                 25935.00
First Data Corp                COM              319963104      976 19800.00 SH       SOLE                 19800.00
Gap Inc                        COM              364760108     4073 88550.00 SH       SOLE                 88550.00
General Electric Co            COM              369604103     4817 31130.00 SH       SOLE                 31130.00
Hewlett Packard                COM              428236103     2562 22525.00 SH       SOLE                 22525.00
Home Depot Inc                 COM              437076102     6675 97087.00 SH       SOLE                 97087.00
Intel Corp                     COM              458140100     3489 42382.00 SH       SOLE                 42382.00
KeyCorp                        COM              493267108      484 21888.00 SH       SOLE                 21888.00
Layne Christensen Company      COM              521050104       73 10044.00 SH       SOLE                 10044.00
Lucent Technologies            COM              549463107     5403 72039.00 SH       SOLE                 72039.00
MBNA Corp                      COM              55262L100     3008 110382.00SH       SOLE                110382.00
Medtronic Inc                  COM              585055106      751 20600.00 SH       SOLE                 20600.00
Merck & Company                COM              589331107     2587 38500.00 SH       SOLE                 38500.00
Microsoft Corp                 COM              594918104     5128 43926.00 SH       SOLE                 43926.00
Open Market Inc.               COM              68370M100     4067 90119.00 SH       SOLE                 90119.00
Oracle Systems Corp            COM              68389X105     9831 87724.00 SH       SOLE                 87724.00
Paychex, Inc                   COM              704326107      696 17400.00 SH       SOLE                 17400.00
Pfizer, Inc                    COM              717081103     4726 145682.00SH       SOLE                145682.00
Phone.com                      COM              71920Q100     1909 16466.00 SH       SOLE                 16466.00
Repsol SA ADR                  COM              76026T205      230  9900.00 SH       SOLE                  9900.00
Stryker Corp                   COM              863667101      486  6984.00 SH       SOLE                  6984.00
Sun Microsystems Inc.          COM              866810104      905 11690.00 SH       SOLE                 11690.00
Telefonica S.A.                COM              879382208     2168 27514.00 SH       SOLE                 27514.00
Tellabs Inc                    COM              879664100    10110 157500.00SH       SOLE                157500.00
United Technologies            COM              913017109      358  5513.00 SH       SOLE                  5513.00
Walt Disney Co                 COM              254687106      942 32200.00 SH       SOLE                 32200.00
Warner Lambert Co              COM              934488107      735  8969.00 SH       SOLE                  8969.00